RELATED PARTY TRANSACTIONS - Other transactions (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Purchases	$ 17.0	$ 40.3	$ 13.8	$ 45.0
Affiliates of Emerson
Related Party Transaction [Line Items]
Sales					$ 3.1	$ 3.8	$ 5.2
Purchases					33.8	32.0	42.8
Lease Payment					1.0	1.5	1.5
Receivables					0.5	0.6
Affiliates of Platinum
Related Party Transaction [Line Items]
Sales					0.4	0.2
Purchases					65.0	56.6	$ 5.0
Accounts payable					$ 2.4	$ 0.5